Prepaid operating leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Prepaid operating leases
13.	Prepaid operating leases
Yuchai is granted land use rights of 15 to 50 years in respect of such land. Prepaid operating leases represent those amounts paid for land use rights to the PRC government.

31.12.2018
RMB’000

Current	12,546
Non-current	354,546

Total	367,092

31.12.2018
RMB’000

Cost
At January 1 and December 31	529,577

Accumulated amortization
At January 1	149,761
Charge for the year	12,724

At December 31	162,485

Net carrying amount	367,092

With adoption of IFRS 16 on January 1, 2019, the Group has reclassified the carrying amount of prepaid operating lease as at December 31, 2018 to
“Right-of-use
assets”. See Note 2.4 for further information about the change in accounting policy for leases.